(37) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details 9) - Unconsolidated [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
TOTAL	R$ 1,172,336	R$ 1,606,073	R$ 627,014
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
TOTAL	2,228	948,624	425,400
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
TOTAL	112,638	267,647	0
Companhia Luz e Forca Santa Cruz ("CPFL Santa Cruz") [Member]
Statement Line Items [Line Items]
TOTAL	8,427	40,009	0
Companhia Leste Paulista de Energia ("CPFL Leste Paulista") [Member]
Statement Line Items [Line Items]
TOTAL	4,449	9,242	0
Companhia Jaguari de Energia ("CPFL Jaguari") [Member]
Statement Line Items [Line Items]
TOTAL	0	1,291	806
Companhia Luz e Forca de Mococa ("CPFL Mococa") [Member]
Statement Line Items [Line Items]
TOTAL	0	7,991	0
Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
TOTAL	24,672	172,432	113,012
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
TOTAL	779,533	110,532	0
CPFL Comercializacao Brasil S.A. ("CPFL Brasil") [Member]
Statement Line Items [Line Items]
TOTAL	166,695	1,601	52,599
CPFL Jaguari de Geracao de Energia Ltda ("CPFL Jaguari Geracao") [Member]
Statement Line Items [Line Items]
TOTAL	11,061	4,288	998
CPFL Planalto Ltda. ("CPFL Planalto") [Member]
Statement Line Items [Line Items]
TOTAL	1,471	2,835	1,002
CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member]
Statement Line Items [Line Items]
TOTAL	0	0	7,683
CPFL Atende Centro de Contatos e Atendimento Ltda. ("CPFL Atende") [Member]
Statement Line Items [Line Items]
TOTAL	5,666	3,382	7,899
CPFL Total Servicos Administrativos Ltda. ("CPFL Total") [Member]
Statement Line Items [Line Items]
TOTAL	17,810	10,767	4,734
NECT Servicos Administrativos Ltda ("Nect") [Member]
Statement Line Items [Line Items]
TOTAL	13,424	18,155	10,780
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
TOTAL	0	4,740	1,720
CPFL Eficiencia Energetica S.A ("CPFL ESCO") [Member]
Statement Line Items [Line Items]
TOTAL	0	0	380
TI Nect Servicos de Informatica Ltda. ("Authi") [Member]
Statement Line Items [Line Items]
TOTAL	R$ 24,264	R$ 2,537	R$ 0